As filed with the United States Securities and Exchange Commission on June 14, 2017

1933 Act Reg. No. 033-39519

1940 Act Reg. No. 811-05686

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81	☒
(Check appropriate box or boxes.)

AIM INVESTMENT SECURITIES FUNDS

(INVESCO INVESTMENT SECURITIES FUNDS)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Name and Address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of June, 2017.

Registrant:	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	June 14, 2017
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	June 14, 2017
(David C. Arch)

/s/ James T. Bunch*	Trustee	June 14, 2017
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	June 14, 2017
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	June 14, 2017
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	June 14, 2017
(Martin L. Flanagan)

/s/ Cynthia Hostetler**	Trustee	June 14, 2017
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	June 14, 2017
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	June 14, 2017
(Prema Mathai-Davis)

/s/ Teresa M. Ressel**	Trustee	June 14, 2017
(Teresa M. Ressel)

/s/ Larry Soll*	Trustee	June 14, 2017
(Larry Soll)

/s/ Ann Barnett Stern**	Trustee	June 14, 2017
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	June 14, 2017
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	June 14, 2017
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	June 14, 2017
(Robert C. Troccoli)

/s/ Christopher L. Wilson**	Trustee	June 14, 2017
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	June 14, 2017
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in the Registrant’s Post-Effective Amendment No. 72 on June 24, 2016.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in the Registrant’s Post-Effective Amendment No. 74 on March 31, 2017.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def